OTHER INVESTMENTS (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Level 1 [Member]
Disclosure of Other Investments [Line Items]
Marketable securities	$ 11,151
Level 3 [Member]
Disclosure of Other Investments [Line Items]
Marketable securities	$ 49